Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 97.9%
Aerospace & Defense – 0.5%
Axon Enterprise Inc*	123,129	$24,024,930
Automobiles – 0.2%
Tesla Inc*	39,781	10,413,472
Diversified Financial Services – 3.7%
Adyen NV (144A)*	17,360	30,037,302
Mastercard Inc	343,594	135,135,520
Visa Inc	104,183	24,741,379
		189,914,201
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	575,560	48,893,822
E Ink Holdings Inc	919,000	6,640,600
		55,534,422
Information Technology Services – 0.8%
MongoDB Inc*	20,011	8,224,321
Snowflake Inc - Class A*	201,023	35,376,028
		43,600,349
Interactive Media & Services – 5.0%
Alphabet Inc - Class C*	1,092,010	132,100,450
Meta Platforms Inc - Class A*	430,721	123,608,313
		255,708,763
Multiline Retail – 4.1%
Amazon.com Inc*	1,174,640	153,126,070
MercadoLibre Inc*	51,597	61,121,806
		214,247,876
Professional Services – 3.9%
Ceridian HCM Holding Inc*	533,236	35,710,815
CoStar Group Inc*	1,495,530	133,102,170
Paylocity Holding Corp*	162,377	29,963,428
		198,776,413
Semiconductor & Semiconductor Equipment – 35.4%
Advanced Micro Devices Inc*	965,928	110,028,858
Analog Devices Inc	738,698	143,905,757
Applied Materials Inc	631,960	91,343,498
ASML Holding NV	431,570	312,196,168
KLA Corp	328,572	159,363,991
Lam Research Corp	273,553	175,856,282
Lattice Semiconductor Corp*	161,298	15,495,899
Marvell Technology Inc	1,316,173	78,680,822
NVIDIA Corp	631,907	267,309,299
NXP Semiconductors NV	214,672	43,939,065
ON Semiconductor Corp*	380,372	35,975,584
Taiwan Semiconductor Manufacturing Co Ltd	13,534,000	250,355,964
Texas Instruments Inc	796,381	143,364,508
		1,827,815,695
Software – 35.2%
Adobe Inc*	291,731	142,653,542
Atlassian Corp - Class A*	689,370	115,683,180
Cadence Design Systems Inc*	410,004	96,154,138
CCC Intelligent Solutions Holdings Inc*	6,180,347	69,281,690
Constellation Software Inc/Canada	65,577	135,884,891
Dynatrace Inc*	802,685	41,314,197
HubSpot Inc*	15,054	8,010,083
Intuit Inc	51,008	23,371,355
Lumine Group Inc*	1,272,788	17,459,277
Microsoft Corp	1,855,824	631,982,305
Nice Ltd (ADR)*	190,077	39,250,900
Pagerduty Inc*	914,371	20,555,060
Palo Alto Networks Inc*	120,698	30,839,546
Procore Technologies Inc*	495,098	32,216,027
ServiceNow Inc*	94,633	53,180,907
Synopsys Inc*	104,404	45,458,546
Tyler Technologies Inc*	216,809	90,294,444
Workday Inc - Class A*	1,004,996	227,018,546
		1,820,608,634
Specialized Real Estate Investment Trusts (REITs) – 0.2%
Equinix Inc	10,683	8,374,831
Technology Hardware, Storage & Peripherals – 6.8%
Apple Inc	1,818,841	352,800,589

Shares		Value
Common Stocks– (continued)
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	386,979	$53,751,383
Total Common Stocks (cost $2,854,046,448)		5,055,571,558
Private Placements– 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	9,269,999
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - Preferred shares*,¢,§	546,008	24,847,568
Via Transportation Inc - private equity common shares*,¢,§	78,474	3,571,171
Via Transportation Inc - Series A*,¢,§	50,741	2,309,106
Via Transportation Inc - Series B*,¢,§	9,272	421,947
Via Transportation Inc - Series C*,¢,§	8,331	379,125
Via Transportation Inc - Series D*,¢,§	29,804	1,356,311
Via Transportation Inc - Series E*,¢,§	13,836	629,645
Via Transportation Inc - Series G-1*,¢,§	17,973	817,910
		34,332,783
Total Private Placements (cost $56,880,997)		43,602,782
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $986,182)	333,275	147,508
Investment Companies– 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $69,137,804)	69,124,157	69,137,982
Total Investments (total cost $2,981,051,431) – 100.0%		5,168,459,830
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(1,805,687)
Net Assets – 100%		$5,166,654,143

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,315,365,414	83.5%
Netherlands	342,233,470	6.6
Taiwan	256,996,564	5.0
Canada	153,344,168	3.0
Argentina	61,121,806	1.2
Israel	39,250,900	0.7
Singapore	147,508	0.0

Total	$5,168,459,830	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$2,581,235	$8,591	$178	$69,137,982
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	23,853∆	-	-	-
Total Affiliated Investments - 1.3%	$2,605,088	$8,591	$178	$69,137,982

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	189,241,342	634,884,952	(754,997,081)	69,137,982
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	219,182	84,071,561	(84,290,743)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $30,037,302, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $43,602,782, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$13,821,757	$9,269,999	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	24,847,568	24,847,568	0.5
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	3,571,171	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	2,309,106	0.0
Via Transportation Inc - Series B	12/2/21	400,829	421,947	0.0
Via Transportation Inc - Series C	12/2/21	360,149	379,125	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	1,356,311	0.0
Via Transportation Inc - Series E	12/2/21	598,130	629,645	0.0
Via Transportation Inc - Series G-1	2/2/23	817,910	817,910	0.0
Total		$56,880,997	$43,602,782	0.8%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$5,055,571,558	$-	$-
Private Placements	-	-	43,602,782
Warrants	147,508	-	-
Investment Companies	-	69,137,982	-
Total Assets	$5,055,719,066	$69,137,982	$43,602,782

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70237 08-23